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October 31, 2008

Ms. Janice McGuirk
Division of Corporate Finance
Securities and Exchange Commission
Washington, DC 20549
Mail Stop 3561

RE:	SuperDirectories, Inc.
Form 10, Amendment No. 11
File No. 0-51533

Dear Ms. McGuirk:

          In response to your letter of September 22, 2008 regarding Amendment 10, we enclose herewith Amendment No. 11 to SuperDirectories Form 10. We have added audited financial statements for fiscal year September 30, 2006 as requested. The financials also include audited statements for fiscal year September 30, 2007 and unaudited statements for period ending June 30, 2008, both of which were included in Amendment 10. We enclose also a marked copy of Amendment No. 11 to show changes from Amendment 10 and a copy of our letter of September 19, 2008 responding to your comments re Amendment 9. There are no changes in any of the financial statements.

Very truly yours,

GRIFFITH, McCAGUE & WALLACE, P.C.

Charles B. Jarrett, Jr.

CBJ/hma

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